7. Property and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
7. Property and Equipment

Property and equipment consists of the following:

	March 31,
	2015	2014
Manufacturing, lab, and other equipment	$2,937,000	$3,073,000
Office equipment	278,000	302,000
Furniture and fixtures	82,000	88,000
Leasehold improvements	249,000	269,000
	3,546,000	3,732,000
Less: accumulated depreciation and amortization	(2,751,000)	(2,761,000)
	$795,000	$971,000

Depreciation and amortization expense amounted to $253,000 and $284,000 for the years ended March 31, 2015 and 2014, respectively.

During the years ended March 31, 2015 and 2014, the Company incurred gains of $13,000 and losses of $39,000, respectively, on the disposal of property and equipment.  This amount was recorded within operating expenses in the accompanying consolidated statements of comprehensive (loss) income.